Segment Information - Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Geographic Information
Net sales	$ 5,809	$ 5,379	$ 5,594
Long-lived assets	1,086	1,008
Caribbean, Central and South America
Geographic Information
Net sales	2,295	1,990	2,112
Africa
Geographic Information
Net sales	1,483	1,572	1,606
United States
Geographic Information
Net sales	1,271	1,161	1,135
Long-lived assets	784	713
Pacific Basin and Far East
Geographic Information
Net sales	393	309	357
Canada/Mexico
Geographic Information
Net sales	238	236	242
Europe
Geographic Information
Net sales	99	40	71
Dominican Republic
Geographic Information
Long-lived assets	114	122
Argentina
Geographic Information
Long-lived assets	73	67
All Other
Geographic Information
Net sales	30	71	$ 71
Long-lived assets	$ 115	$ 106